Employee Share Ownership Plans - Summary of Employee Share Awards (Detail)	12 Months Ended
Jun. 30, 2018 shares yr
BHP Billiton Limited [Member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	497,634
Number of awards issued during the year	274,743
Number of awards vested and exercised	464,349
Number of awards at the end of the financial year	308,028
Weighted average remaining contractual life (years) | yr	1.0
BHP Billiton Limited [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	2,001,583
Number of awards issued during the year	1,422,338
Number of awards vested and exercised	1,383,656
Number of awards lapsed	31,810
Number of awards at the end of the financial year	2,008,455
Number of awards vested and exercisable at the end of the financial year	28,981
Weighted average remaining contractual life (years) | yr	0.8
BHP Billiton Limited [Member] | Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	4,679,513
Number of awards issued during the year	1,523,309
Number of awards vested and exercised	65,247
Number of awards lapsed	156,600
Number of awards at the end of the financial year	5,980,975
Weighted average remaining contractual life (years) | yr	2.5
BHP Billiton Limited [Member] | Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	137,194
Number of awards vested and exercised	61,485
Number of awards lapsed	28,869
Number of awards at the end of the financial year	46,840
Weighted average remaining contractual life (years) | yr	0.7
BHP Billiton Limited [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	7,348,428
Number of awards issued during the year	5,731,891
Number of awards vested and exercised	2,185,614
Number of awards lapsed	515,442
Number of awards at the end of the financial year	10,379,263
Number of awards vested and exercisable at the end of the financial year	60,134
Weighted average remaining contractual life (years) | yr	1.5
BHP Billiton Limited [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	5,998,517
Number of awards issued during the year	2,483,091
Number of awards vested and exercised	3,184,545
Number of awards lapsed	521,984
Number of awards at the end of the financial year	4,775,079
Weighted average remaining contractual life (years) | yr	1.2
BHP Billiton Limited [Member] | Employee Share Plan shares (legacy plan) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	338,883
Number of awards vested and exercised	338,883
BHP Billiton Plc [Member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	84,250
Number of awards issued during the year	40,957
Number of awards vested and exercised	59,577
Number of awards lapsed	1,762
Number of awards at the end of the financial year	63,868
Weighted average remaining contractual life (years) | yr	0.8
BHP Billiton Plc [Member] | Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	386,912
Number of awards vested and exercised	74,988
Number of awards lapsed	311,924
BHP Billiton Plc [Member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	596,443
Number of awards issued during the year	133,926
Number of awards vested and exercised	406,783
Number of awards lapsed	8,135
Number of awards at the end of the financial year	315,451
Weighted average remaining contractual life (years) | yr	1.3
BHP Billiton Plc [Member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of awards at the beginning of the financial year	336,108
Number of awards issued during the year	137,832
Number of awards vested and exercised	165,450
Number of awards lapsed	26,331
Number of awards at the end of the financial year	282,159
Weighted average remaining contractual life (years) | yr	1.2